FAIR VALUE MEASUREMENTS (Schedule of Changes in Fair Value of Warrants Liability) (Details) - Fair value of derivative liability [Member] - CNY (¥)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	¥ 0	¥ 68,377,608
Exchange loss on warrant liability	0	2,256,314
Change in fair value of warrant liability	0	(34,937,341)
Repurchase of warrant liability	0	(35,696,581)
Balance	¥ 0	¥ 0